Capital Management - Additional Information (Detail) $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 CAD ($)
Disclosure Of Capitalisation [Line Items]
Cash	$ 73,771		$ 54,182		$ 21,587
Credit facility drawn	822,342
Senior Credit Facility [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		$ 375,000,000		$ 447,000,000
Credit facility drawn		12,000		0
Letters of Credit [Member]
Disclosure Of Capitalisation [Line Items]
Change in borrowings capacity		51,000,000		56,000,000
Secured Facility [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit facility, remaining capacity		40,000,000
Letters of credit outstanding	9,000	23,000,000	20,000	28,000,000
Secured Operating Facility [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity	119,000		$ 115,000
40.0 Million Secured Operating Facilities [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit facility, remaining capacity	$ 40,000
15.0 Million Secured Operating Facilities [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		15,000,000		$ 15,000,000
Credit facility drawn		$ 0